Stock-Based Compensation - Summary of Stock-based Compensation Expense Recognized (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	$ 2,601,448	$ 6,258
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	852,200	2,643
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	1,749,248	3,615
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	949,955
Restricted stock and restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	1,608,049	$ 6,258
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense included in expenses	$ 43,444